Note 16 - Investment Securities - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018 [2]
Statement Line Items [Line Items]
Debt held-to-maturity(i)	[1]	R$ 163.6	R$ 147.3
Non-current investments securities		163.6	147.3	R$ 122.0
Financial asset at fair value through profit or loss-held for trading		14.6	13.4
Current investments securities		14.6	13.4	R$ 11.9
Total		R$ 178.2	R$ 160.7

[1]	The balance refers substantially to Bank Deposit Certificates ("CDBs") linked to tax incentives and don't have immediate convertibility into a known amount of cash.
[2]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).